Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	483,350.00
Total Offset Amount	38,750.34
Net Fee	$ 444,599.66